Share capital (Details) - Stock Option [Member]	3 Months Ended
Mar. 31, 2019 $ / shares shares
Disclosure of financial assets [line items]
Number of outstanding balance, Beginning | shares	5,740,000
Expired | shares
Cancelled | shares
Granted | shares
Number of outstanding balance, Ending | shares	5,740,000
Options exercisable | shares	5,740,000
Weighted average exercise price, Beginning | $ / shares	$ 1.76
Expired | $ / shares
Cancelled | $ / shares
Granted | $ / shares
Weighted average exercise price, Ending | $ / shares	1.76
Options exercisable | $ / shares	$ 1.76
Weighted average remaining contractual life (in years)	6 years 4 months 12 days
Cancelled	0 years
Weighted average remaining contractual life options outstanding	6 years 1 month 16 days
Weighted average remaining contractual life options exercisable (in years)	6 years 1 month 16 days